Property and Equipment - Property and Equipment (Details) (USD $)	Jul. 14, 2014	Dec. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 110,185,000	$ 93,739,250	$ 58,147,405
Less: Accumulated depreciation	(19,250,435)	(15,109,881)	(9,932,466)
Property and equipment, net	90,935,424	78,629,369	48,214,939
Buildings under deemed landlord financing
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,400,000	16,150,000	9,300,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64,274,332	50,586,657	31,704,258
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,752,557	12,399,544	8,259,508
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,334,909	2,669,189	2,127,642
Automobiles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,838,034	2,281,816	1,684,047
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,237,810	3,395,473	2,430,521
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,348,217	$ 6,256,571	$ 2,641,429